Investments Accounted for Using the Equity Method - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2023 TWD ($)	Nov. 30, 2022 CNY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of Investments Accounted for Using Equity Method [line Items]
Investments accounted for using the equity method			$ 14,679,346		$ 16,996,600	$ 12,806,673	$ 477,688
Proceeds from sales of investments accounted for using equity method						$ 125,005
Impairment loss on investments accounted for using the equity method			$ 61,206	$ 1,992
CHIPLETZ [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate			20.82%	20.82%	20.82%
Discount rate used in current estimate of value in use			22.20%				22.20%
Impairment loss on investments accounted for using the equity method			$ 61,206	$ 1,992
QUESTYLE [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proportion of ownership interest in associate		6.67%	6.67%	6.67%	0.00%
USISH [Member] | QUESTYLE [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Investments accounted for using the equity method | ¥		¥ 20,000
YANN YUAN INVESTMENT CO., LTD [member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of Ownership (%)			27.94%	27.94%
MUtek Electronics Co., Ltd. [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Percentage of ownership interest in joint venture			49.00%	49.00%	49.00%
MUtek Electronics Co., Ltd. [Member] | Shares Transfer Agreement with Cancon Information Industry Co., [Member]
Disclosure of Investments Accounted for Using Equity Method [line Items]
Proceeds from sales of investments accounted for using equity method	$ 110,880
Percentage of ownership interest sold	49.00%